Payables to non-controlling interests (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended			36 Months Ended
	Nov. 30, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Nov. 30, 2012 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments						¥ 209,792
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis				10 years	10 years
Proceeds from (Repayments of) Debt, Total				¥ 728,116	$ 112,402
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within Two Months [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total				23,000
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within One Year [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total				82,000
Equity Interest Repurchase Payable [Member] | Yingli China [Member] | Land Use Rights [Member] | Within Ten Years [Member]
Variable Interest Entity [Line Items]
Proceeds from (Repayments of) Debt, Total				623,116
Yingli Hainan [Member] | Land Use Rights [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments	¥ 728,116	$ 112,402
Percentage of ownership	21.84%	21.84%
Yingli Hainan [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Long Term Debt Including Accrued Interest Current				135,339		107,790		$ 20,893
Long Term Debt Including Accrued Interest				¥ 821,276		¥ 110,458		$ 126,783
Unrelated Entity Three [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis				5 years	5 years
Debt Instrument, Interest Rate, Stated Percentage				5.00%				5.00%
Proceeds from (Repayments of) Debt, Total				¥ 100,000
Unrelated Entity Three [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments			¥ 100,000
Percentage of ownership			5.825%
Unrelated Entity Four [Member] | Equity Interest Repurchase Payable [Member] | Yingli China [Member]
Variable Interest Entity [Line Items]
Interest Rate Basis				2 years	2 years
Debt Instrument, Interest Rate, Stated Percentage				6.15%				6.15%
Proceeds from (Repayments of) Debt, Total				¥ 100,000
Unrelated Entity Four [Member] | Yingli Hainan [Member]
Variable Interest Entity [Line Items]
Payments to Acquire Equity Method Investments							¥ 100,000
Percentage of ownership							5.50%